SUMMARY OF WARRANTS AND OUTSTANDING (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding	133,333,334	133,333,334
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Outstanding	133,333,334	133,333,334
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.015	$ 0.015
Expiration Date	Oct. 14, 2026	Oct. 14, 2026